Accounting Policies - Summary of Foreign Currency Translation (Details) (Detail) - Rate	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Brazilian Real [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Brazilian Real
Average foreign exchange rate	3.6054	3.8561	3.7004
Year-end foreign exchange rate	3.9729	3.4305
Canadian Dollar [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Canadian Dollar
Average foreign exchange rate	1.4647	1.4659	1.4186
Year-end foreign exchange rate	1.5039	1.4188
Chinese Renminbi [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Chinese Renminbi
Average foreign exchange rate	7.6290	7.3522	6.9733
Year-end foreign exchange rate	7.8044	7.3202
Hungarian Forint [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Hungarian Forint
Average foreign exchange rate	309.1933	311.4379	309.9956
Year-end foreign exchange rate	310.3300	309.8300
Indian Rupee [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Indian Rupee
Average foreign exchange rate	73.5324	74.3717	71.1956
Year-end foreign exchange rate	76.6055	71.5935
Philippine Peso [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Philippine Peso
Average foreign exchange rate	56.9734	52.5555	50.5217
Year-end foreign exchange rate	59.7950	52.2680
Polish Zloty [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Polish Zloty
Average foreign exchange rate	4.2570	4.3632	4.1841
Year-end foreign exchange rate	4.1770	4.4103
Pound Sterling [member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Pound Sterling
Average foreign exchange rate	0.8767	0.8195	0.7258
Year-end foreign exchange rate	0.8872	0.8562
Romanian Leu [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Romanian Leu
Average foreign exchange rate	4.5688	4.4904	4.4454
Year-end foreign exchange rate	4.6585	4.5390
Serbian Dinar [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Serbian Dinar
Average foreign exchange rate	121.3232	123.1356	120.7168
Year-end foreign exchange rate	118.3086	123.4600
Swiss Franc [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Swiss Franc
Average foreign exchange rate	1.1117	1.0902	1.0679
Year-end foreign exchange rate	1.1702	1.0739
Ukrainian Hryvnia [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	Ukrainian Hryvnia
Average foreign exchange rate	30.0341	28.2812	24.3693
Year-end foreign exchange rate	33.6769	28.6043
US Dollar [Member]
Disclosure Of Exchange Rates [Line Items]
Description of exchange rate	US Dollar
Average foreign exchange rate	1.1297	1.1069	1.1095
Year-end foreign exchange rate	1.1993	1.0541